Advances for Vessels under Construction and Acquisitions (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property Plant And Equipment [Line Items]
Total interest capitalized	$ 2,414	$ 1,147	$ 901
Vessels under construction
Property Plant And Equipment [Line Items]
Total interest capitalized	$ 58	$ 274	$ 901